N-4	Aug. 08, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Aug. 08, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

The following line items are added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital growth.	LVIP American Century Capital Appreciation Fund – Service Class advised by Lincoln Financial Investments Corporation	0.94%[1]	20.55%	13.09%	N/A
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.96%[1]	8.24%	9.92%	7.92%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund – Service Class advised by Lincoln Financial Investments Corporation	0.77%1	3.40%	2.65%	1.90%
Capital growth.	LVIP American Century International Fund – Service Class advised by Lincoln Financial Investments Corporation	1.10%[1]	12.43%	8.12%	3.91%
Long-term capital growth, income is a secondary choice.	LVIP American Century Mid Cap Value Fund – Service Class advised by Lincoln Financial Investments Corporation	1.01%[1]	6.03%	10.90%	8.61%

Long-term capital growth.	LVIP American Century Ultra Fund – Service Class advised by Lincoln Financial Investments Corporation	0.90%[1]	43.27%	19.07%	14.47%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.86%[1]	9.02%	11.71%	8.36%

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 19, 2024, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The LVIP American Century Inflation Protection Fund is added to the list of funds in Group 1 and the list of funds among which you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements – Option 2. The LVIP American Century Inflation Protection Fund is added to the list of funds in Group 1 and the list of funds among which you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value. The LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century International Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund and LVIP American Century Value Fund are added to the list of funds in Group 2.

The following changes apply to Investment Requirements – Option 1. The LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century Inflation Protection Fund, LVIP American Century International Fund, LVIP American Century Mid Cap

Value Fund, LVIP American Century Ultra Fund and LVIP American Century Value Fund are added to the list of “Non-Limited Subaccounts”.

Prospectuses Available [Text Block]	The following line items are added to Appendix A – Funds Available Under the Contract:
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital growth.	LVIP American Century Capital Appreciation Fund – Service Class advised by Lincoln Financial Investments Corporation	0.94%[1]	20.55%	13.09%	N/A
Capital growth; income is a secondary consideration.	LVIP American Century Disciplined Core Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.96%[1]	8.24%	9.92%	7.92%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund – Service Class advised by Lincoln Financial Investments Corporation	0.77%1	3.40%	2.65%	1.90%
Capital growth.	LVIP American Century International Fund – Service Class advised by Lincoln Financial Investments Corporation	1.10%[1]	12.43%	8.12%	3.91%
Long-term capital growth, income is a secondary choice.	LVIP American Century Mid Cap Value Fund – Service Class advised by Lincoln Financial Investments Corporation	1.01%[1]	6.03%	10.90%	8.61%

Long-term capital growth.	LVIP American Century Ultra Fund – Service Class advised by Lincoln Financial Investments Corporation	0.90%[1]	43.27%	19.07%	14.47%
Long-term capital growth; income is a secondary consideration.	LVIP American Century Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.86%[1]	9.02%	11.71%	8.36%

[1]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.

Some Portfolio Companies not Available for All Benefits [Text Block]

Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for August 19, 2024, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

The following changes apply to Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure Core®, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). The LVIP American Century Inflation Protection Fund is added to the list of funds in Group 1 and the list of funds among which you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value.

The following changes apply to Investment Requirements – Option 2. The LVIP American Century Inflation Protection Fund is added to the list of funds in Group 1 and the list of funds among which you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value. The LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century International Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund and LVIP American Century Value Fund are added to the list of funds in Group 2.

The following changes apply to Investment Requirements – Option 1. The LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century Inflation Protection Fund, LVIP American Century International Fund, LVIP American Century Mid Cap

Value Fund, LVIP American Century Ultra Fund and LVIP American Century Value Fund are added to the list of “Non-Limited Subaccounts”.

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
LVIP American Century Capital Appreciation Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%	[1]
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	13.09%
LVIP American Century Disciplined Core Value Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Disciplined Core Value Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.96%	[1]
Average Annual Total Returns, 1 Year [Percent]	8.24%
Average Annual Total Returns, 5 Years [Percent]	9.92%
Average Annual Total Returns, 10 Years [Percent]	7.92%
LVIP American Century Inflation Protection Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.77%	[1]
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.90%
LVIP American Century International Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%	[1]
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	8.12%
Average Annual Total Returns, 10 Years [Percent]	3.91%
LVIP American Century Mid Cap Value Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, income is a secondary choice.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.01%	[1]
Average Annual Total Returns, 1 Year [Percent]	6.03%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	8.61%
LVIP American Century Ultra Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP American Century Ultra Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%	[1]
Average Annual Total Returns, 1 Year [Percent]	43.27%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	14.47%
LVIP American Century Value Fund – Service Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary consideration.
Portfolio Company Name [Text Block]	LVIP American Century Value Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%	[1]
Average Annual Total Returns, 1 Year [Percent]	9.02%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	8.36%

[1]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.